GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
General expenses	Rp 2,259		Rp 2,043	Rp 1,805
Professional fees	1,097		789	981
Allowance for expected credit losses	563		477	2,344
Traveling	421		321	275
Training, education, and recruitment	371		284	308
Meeting	312		249	184
Social contribution	218		213	223
Collection expenses	173		212	193
Research and development	108		82	52
Others (each below Rp100 billion)	332		346	199
Total	Rp 5,854	$ 376	Rp 5,016	Rp 6,564